UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA AGGRESSIVE GROWTH FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2006

 [LOGO OF USAA]
     USAA(R)

                                 USAA AGGRESSIVE
                                     GROWTH Fund

                                        [GRAPHIC OF USAA AGGRESSIVE GROWTH FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    OCTOBER 31, 2006

                                                                      (Form N-Q)

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USAA AGGRESSIVE GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              COMMON STOCKS (94.2%)

              CONSUMER DISCRETIONARY (26.0%)
              ------------------------------
              AUTOMOBILE MANUFACTURERS (3.1%)
   298,624    Toyota Motor Corp. ADR(a)                                                      $   35,237
                                                                                             ----------
              BROADCASTING & CABLE TV (4.4%)
 1,263,700    Comcast Corp. "A"*(a)                                                              51,395
                                                                                             ----------
              CASINOS & GAMING (6.2%)
   339,933    Las Vegas Sands Corp.*                                                             25,903
   633,271    MGM Mirage, Inc.*                                                                  27,243
   144,784    Station Casinos, Inc.(a)                                                            8,731
   142,142    Wynn Resorts Ltd.*(a)                                                              10,453
                                                                                             ----------
                                                                                                 72,330
                                                                                             ----------
              GENERAL MERCHANDISE STORES (2.0%)
   395,982    Target Corp.                                                                       23,434
                                                                                             ----------
              HOME IMPROVEMENT RETAIL (2.6%)
   996,601    Lowe's Companies, Inc.                                                             30,037
                                                                                             ----------
              HOMEBUILDING (2.4%)
   273,876    KB Home(a)                                                                         12,308
   318,044    Lennar Corp. "A"(a)                                                                15,101
                                                                                             ----------
                                                                                                 27,409
                                                                                             ----------
              HOTELS, RESORTS, & CRUISE LINES (1.1%)
   192,324    Four Seasons Hotels, Inc.(a)                                                       12,336
                                                                                             ----------
              RESTAURANTS (4.2%)
   528,663    Starbucks Corp.*                                                                   19,957
   491,134    Yum! Brands, Inc.                                                                  29,203
                                                                                             ----------
                                                                                                 49,160
                                                                                             ----------
              Total Consumer Discretionary                                                      301,338
                                                                                             ----------
              CONSUMER STAPLES (7.1%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.8%)
   238,105    Archer-Daniels-Midland Co.                                                          9,167
                                                                                             ----------
              BREWERS (1.4%)
   726,033    Heineken NV ADR                                                                    16,427
                                                                                             ----------
              HOUSEHOLD PRODUCTS (4.4%)
   804,529    Procter & Gamble Co.                                                               50,999
                                                                                             ----------
              SOFT DRINKS (0.5%)
    84,979    PepsiCo, Inc.                                                                       5,391
                                                                                             ----------
              Total Consumer Staples                                                             81,984
                                                                                             ----------
              ENERGY (2.2%)
              -------------
              OIL & GAS EQUIPMENT & SERVICES (2.2%)
   406,657    Schlumberger Ltd.                                                                  25,652
                                                                                             ----------

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USAA AGGRESSIVE GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              FINANCIALS (18.4%)
              ------------------
              DIVERSIFIED BANKS (4.2%)
51,093,000    Industrial and Commercial Bank of China "H"*                                   $   22,862
   706,976    Wells Fargo & Co.                                                                  25,656
                                                                                             ----------
                                                                                                 48,518
                                                                                             ----------
              DIVERSIFIED CAPITAL MARKETS (4.1%)
   793,443    UBS AG                                                                             47,480
                                                                                             ----------
              INVESTMENT BANKING & BROKERAGE (7.8%)
   272,393    Goldman Sachs Group, Inc.                                                          51,697
   509,519    Lehman Brothers Holdings, Inc.                                                     39,661
                                                                                             ----------
                                                                                                 91,358
                                                                                             ----------
              MULTI-LINE INSURANCE (1.3%)
   446,477    Genworth Financial, Inc. "A"                                                       14,930
                                                                                             ----------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
   107,246    CB Richard Ellis Group, Inc. "A"*                                                   3,221
   150,769    St. Joe Co.(a)                                                                      8,108
                                                                                             ----------
                                                                                                 11,329
                                                                                             ----------
              Total Financials                                                                  213,615
                                                                                             ----------
              HEALTH CARE (15.8%)
              -------------------
              BIOTECHNOLOGY (9.3%)
   587,561    Amylin Pharmaceuticals, Inc.*(a)                                                   25,829
   777,405    Genentech, Inc.*                                                                   64,758
   267,390    Genzyme Corp.*                                                                     18,052
                                                                                             ----------
                                                                                                108,639
                                                                                             ----------
              MANAGED HEALTH CARE (6.5%)
 1,543,792    UnitedHealth Group, Inc.                                                           75,306
                                                                                             ----------
              Total Health Care                                                                 183,945
                                                                                             ----------
              INDUSTRIALS (15.7%)
              -------------------
              AEROSPACE & DEFENSE (6.6%)
   475,480    General Dynamics Corp.                                                             33,807
   263,755    Lockheed Martin Corp.                                                              22,928
   302,767    United Technologies Corp.                                                          19,898
                                                                                             ----------
                                                                                                 76,633
                                                                                             ----------
              AIR FREIGHT & LOGISTICS (3.2%)
   325,575    FedEx Corp.                                                                        37,291
                                                                                             ----------
              RAILROADS (5.9%)
   518,457    Burlington Northern Santa Fe Corp.                                                 40,196
   307,178    Union Pacific Corp.                                                                27,840
                                                                                             ----------
                                                                                                 68,036
                                                                                             ----------
              Total Industrials                                                                 181,960
                                                                                             ----------
              INFORMATION TECHNOLOGY (4.5%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (3.2%)
 1,055,350    Cisco Systems, Inc.*                                                               25,465
   511,915    Motorola, Inc.                                                                     11,805
                                                                                             ----------
                                                                                                 37,270
                                                                                             ----------

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                   (continued)

USAA AGGRESSIVE GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              SEMICONDUCTORS (1.3%)
   515,902    Texas Instruments, Inc.                                                        $   15,570
                                                                                             ----------
              Total Information Technology                                                       52,840
                                                                                             ----------

              MATERIALS (2.5%)
              ----------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (2.3%)
   595,832    Monsanto Co.                                                                       26,348
                                                                                             ----------

              INDUSTRIAL GASES (0.2%)
    49,749    Praxair, Inc.                                                                       2,997
                                                                                             ----------
              Total Materials                                                                    29,345
                                                                                             ----------
              TELECOMMUNICATION SERVICES (2.0%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (2.0%)
   469,697    America Movil S.A. de C.V. ADR "L"(a)                                              20,136
   364,500    China Mobile Ltd.                                                                   2,976
                                                                                             ----------
              Total Telecommunication Services                                                   23,112
                                                                                             ----------
              Total Common Stocks (cost: $873,866)                                            1,093,791
                                                                                             ----------
              MONEY MARKET INSTRUMENTS (7.5%)

              MONEY MARKET FUNDS (5.9%)
34,186,414    SSgA Money Market Fund, 4.98%(b)                                                   34,186
34,412,098    SSgA Prime Money Market Fund, 5.19%(b)                                             34,412
                                                                                             ----------
              Total Money Market Funds                                                           68,598
                                                                                             ----------
 PRINCIPAL
    AMOUNT
     (000)
----------
              REPURCHASE AGREEMENTS (1.6%)(c)
   $18,566    State Street Bank & Trust Co., 4.00%, acquired on 10/31/2006 and due
                 11/01/2006 at $18,566 (collateralized by $18,410 of U.S. Treasury Notes,
                 6.63%, due 5/15/2007; market value $19,123)                                     18,566
                                                                                             ----------
              Total Money Market Instruments (cost: $87,164)                                     87,164
                                                                                             ----------
    NUMBER
 OF SHARES
----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (8.3%)(d)

              MONEY MARKET FUNDS (0.0%)(e)
   478,741    AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.25%(b)                       479
                                                                                             ----------

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USAA AGGRESSIVE GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                        MARKET
   AMOUNT                                                                                         VALUE
    (000)     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (0.9%)
   $10,000    Links Finance, LLC, Notes(f), 5.34%(g), 11/09/2006                             $   10,000
                                                                                             ----------
              REPURCHASE AGREEMENTS (7.4%)(c)
    35,000    Credit Suisse First Boston LLC, 5.30%, acquired on 10/31/2006 and due
                 11/01/2006 at $35,000 (collateralized by $34,950 of Freddie Mac Notes(h),
                 6.00%, due 8/18/2016; market value $35,704)                                     35,000
    25,000    Deutsche Bank Securities, Inc., 5.29%, acquired on 10/31/2006 and due
                 11/01/2006 at $25,000 (collateralized by $25,700 of Federal Home Loan
                 Bank Bonds(h), 3.75% - 5.25%, due 11/14/2008 - 8/18/2009; combined
                 market value $25,503)                                                           25,000
    25,000    Morgan Stanley & Co., Inc., 5.28%, acquired on 10/31/2006 and due 11/01/2006 at $25,000 (collateralized by $25,975 of Federal Home Loan Discount
                 Notes(h), 5.19%(i), due 11/24/2006; market value $25,887)                       25,000
                                                                                             ----------
              Total Repurchase Agreements                                                        85,000
                                                                                             ----------
              Total Short-Term Investments Purchased With Cash Collateral From
                 Securities Loaned (cost: $95,479)                                               95,479
                                                                                             ----------

              TOTAL INVESTMENTS (COST: $1,056,509)                                           $1,276,434
                                                                                             ==========

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USAA AGGRESSIVE GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

        USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Aggressive Growth Fund (the Fund), which is classified as nondiversified under the 1940 Act.

        A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

            1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

            3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

            4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

            5. Repurchase agreements are valued at cost, which approximates market value.

            6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

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           to Portfolio of INVESTMENTS
           (continued)

USAA AGGRESSIVE GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

            7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

        B. As of October 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2006, were $231,511,000 and $11,586,000, respectively, resulting in net unrealized appreciation of $219,925,000.

        C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,160,921,000 at October 31, 2006, and, in total, may not equal 100%.

        D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) The security or a portion thereof was out on loan as of October 31, 2006. The aggregate fair market value of the loaned portion of these securities as of October 31, 2006, was approximately $92,793,000.

        (b) Rate represents the money market fund annualized seven-day yield at October 31, 2006.

        (c) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

        (d) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair

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           to Portfolio of INVESTMENTS
           (continued)

USAA AGGRESSIVE GROWTH FUND
OCTOBER 31, 2006 (UNAUDITED)

            value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

        (e) Represents less than 0.1% of net assets.

        (f) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

        (g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2006.

        (h) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

        (i) Zero-coupon security. Rate represents the effective yield at the date of purchase.

        * Non-income-producing security for the 12 months preceding October 31, 2006.

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

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

       USAA SELF-SERVICE      For account balance, last transaction, fund
        TELEPHONE SYSTEM      prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48454-1206                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2006

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    12-28-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    12-28-2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    12-28-2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.